CONSOLIDATED STATEMENTS OF BALANCE SHEET ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,047	¥ 13,215	¥ 11,311
Restricted cash	43	277	277
Accounts receivable, net	1,224	7,902	5,963
Short-term investments	52,046	336,038	336,038
Unbilled receivables	8,804	56,842	51,825
Notes receivable	3,513	22,679	24,761
Inventories, net	662	4,275	2,821
Amounts due from related parties	614	3,967	1,144
Prepayments and other current assets	46,262	298,700	229,046
Total current assets	115,215	743,893	663,186
Non-current assets:
Long-term investment	581	3,753	353
Property and equipment, net	67	432	725
Intangible assets, net	39	249	536
Deferred assets & deferred tax assets	1,625	10,495	15,826
Right-of-use asset, net	650	4,195	4,195
Total non-current assets	2,962	19,124	21,635
Total assets	118,177	763,017	684,821
Current liabilities:
Short-term borrowings	2,501	16,149	33,749
Accounts payable	49,939	322,434	315,729
Deferred revenue	10,639	68,693	81,636
Accrued expenses and other liabilities	23,618	152,491	132,674
Income taxes payable
Convertible notes	10,013	64,653	16,096
Amounts due to related parties	27,238	175,864	111,186
Operating lease liabilities-current	238	1,536	1,536
Total current liabilities	124,186	801,820	692,606
Non-current liabilities:
Non-current portion of capital lease obligations	2,641	17,052	17,052
Non-current portion of lease liability	412	2,659	2,659
Contingency liability	53	341	341
Total non-current liabilities	3,106	20,052	20,052
Total liabilities	127,292	821,872	712,658
Redeemable noncontrolling interests	7	42	42
Shareholders’ equity/(deficit)
Ordinary shares/paid-in capital	22	142	114
Additional paid-in capital	166,460	1,074,767	1,075,064
Accumulated other comprehensive gain/(loss)	(3,282)	(21,192)	(21,192)
Accumulated deficit	(172,368)	(1,112,912)	(1,081,914)
Total shareholders’ equity/(deficit)	(9,168)	(59,195)	(27,928)
Non-controlling interest	46	298	49
TOTAL EQUITY	(9,122)	(58,897)	(27,879)
Total liabilities and shareholders’ equity/(deficit)	$ 118,177	¥ 763,017	¥ 684,821